Note 2 - Summary of Significant Accounting Policies - Property and Equipment, Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2015
Technology Infrastructure [Member]
Property and equipment, useful life (Year)	5 years
Computer Equipment [Member]
Property and equipment, useful life (Year)	5 years
Furniture, Fixtures and Equipment [Member]
Property and equipment, useful life (Year)	5 years
Vehicles [Member]
Property and equipment, useful life (Year)	5 years
Leasehold Improvements [Member] | Maximum [Member]
Property and equipment, useful life (Year)	5 years